Average Annual Total Returns - January - Equity Funds IV_Pro			12 Months Ended	34 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nomura Growth and Income Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.37%		13.59%	14.59%
Nomura Growth and Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%		11.33%	10.53%
Nomura Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			29.53%		16.14%	12.01%
Nomura Growth and Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			21.79%		14.49%	11.03%
Nomura Growth and Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.83%		11.90%	7.84%
Nomura Growth and Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.90%		11.01%	7.92%
Nomura Growth and Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			29.67%		16.22%	12.08%
Nomura Opportunity Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Nomura Opportunity Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.05%		9.83%	9.78%
Nomura Opportunity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.10%		9.72%	8.31%
Nomura Opportunity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.52%		7.78%	6.01%
Nomura Opportunity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.50%		7.49%	6.17%
Nomura Opportunity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.93%		11.43%	9.38%
Nomura Opportunity Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			12.87%		11.32%	9.27%
Nomura Opportunity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.73%	10.90%
Performance Inception Date		Feb. 28, 2023
Nomura Opportunity Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			12.27%	11.45%
Performance Inception Date		Feb. 28, 2023

[1]	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.